Organizations and reorganizations (Details Narrative)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VIE contributed percentage						100.00%
VIE settle obligations				$ 1,378,037	¥ 10,000,000	¥ 9,955,000
Net loss	$ (511,179)	¥ (3,639,083)	¥ 1,239,401	(1,030,317)	(7,334,830)	11,565,768
Net cash provided by operating activities	(591,694)	(4,212,269)	14,739,186	925,367	6,587,712	16,559,104
Accumulated deficit	4,385,832			4,888,353		42,354,186	¥ 31,222,736	¥ 34,800,182
Net loss	511,179	3,639,083	(1,239,401)	1,030,317	7,334,830	(11,565,768)
Net cash provided by operating activities	$ 591,694	¥ 4,212,269	¥ (14,739,186)	$ (925,367)	¥ (6,587,712)	¥ (16,559,104)